Schedule of Investments
(unaudited)
October 31, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 .. USD 5,000 $ 5,017,004
BMW Vehicle Lease Trust, Series 2024-1, Class
A2B, (1-mo. CME Term SOFR + 0.40%),
5.26%, 07/27/26
(a)
................. 1,113 1,112,833
BMW Vehicle Owner Trust, Series 2024-A,
Class A2B, (1-mo. CME Term SOFR +
0.34%), 5.20%, 02/25/27
(a)
........... 1,557 1,557,646
CarMax Auto Owner Trust
Series 2023-2, Class A2B, (1-mo. CME Term
SOFR + 0.85%), 5.86%, 06/15/26
(a)
... 990 991,746
Series 2023-3, Class A2B, (1-mo. CME Term
SOFR + 0.60%), 5.61%, 11/16/26
(a)
... 1,201 1,202,386
Series 2023-4, Class A2A, 6.08%, 12/15/26 1,529 1,536,099
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 09/15/27 .................. 4,700 4,674,391
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ..... 1,379 1,387,954
CNH Equipment Trust
Series 2023-A, Class A2, 5.34%, 09/15/26 . 787 787,566
Series 2024-B, Class A2A, 5.42%, 10/15/27 1,746 1,755,158
Series 2024-B, Class A2B, (1-mo. CME Term
SOFR + 0.40%), 5.41%, 10/15/27
(a)
... 1,525 1,524,855
Ford Credit Auto Lease Trust
Series 2023-B, Class A2A, 5.90%, 02/15/26 591 591,261
Series 2024-B, Class A2A, 5.18%, 02/15/27 946 948,406
Ford Credit Auto Owner Trust
Series 2024-A, Class A2A, 5.32%, 01/15/27 1,919 1,924,202
Series 2024-B, Class A2A, 5.40%, 04/15/27 1,997 2,007,051
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/26 . 1,405 1,406,626
Series 2024-1, Class A2, 5.36%, 09/15/26 . 2,788 2,794,368
Hyundai Auto Lease Securitization Trust
(b)
Series 2023-B, Class A2A, 5.47%, 09/15/25 180 179,581
Series 2023-B, Class A2B, (1-mo. CME Term
SOFR + 0.75%), 5.76%, 09/15/25
(a)
... 194 194,128
Series 2024-B, Class A2A, 5.51%, 10/15/26 2,972 2,984,378
Series 2024-B, Class A2B, (1-mo. CME Term
SOFR + 0.45%), 5.46%, 10/15/26
(a)
... 1,441 1,441,595
Hyundai Auto Receivables Trust, Series 2024-B,
Class A2B, (1-mo. CME Term SOFR +
0.37%), 5.38%, 06/15/27
(a)
........... 1,694 1,694,357
Mercedes-Benz Auto Lease Trust, Series 2023-
A, Class A2, 5.24%, 11/17/25 .......... 841 841,458
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ...... 1,136 1,140,433
Nissan Auto Receivables Owner Trust, Series
2023-A, Class A2B, (1-mo. CME Term SOFR
+ 0.65%), 5.66%, 02/17/26
(a)
.......... 1,294 1,294,175
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/26 1,007 1,008,025
Series 2023-B, Class A2B, (1-mo. CME Term
SOFR + 0.52%), 5.53%, 05/15/26
(a)
... 959 959,060
Series 2024-A, Class A2B, (1-mo. CME Term
SOFR + 0.35%), 5.36%, 12/15/26
(a)
... 3,450 3,450,676
Toyota Lease Owner Trust, Series 2024-A,
Class A2B, (3-mo. CME Term SOFR +
0.40%), 5.29%, 07/20/26
(a) (b)
.......... 1,374 1,374,190
USAA Auto Owner Trust, Series 2024-A, Class
A2, 5.25%, 03/15/27
(b)
.............. 1,907 1,913,583
Total Asset-Backed Securities — 4 .4%
(Cost: $ 49,619,497 ) ............................... 49,695,191
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 0.5%
General Dynamics Corp., 3.50%, 04/01/27 .. USD 1,970 $ 1,928,362
Lockheed Martin Corp., 4.95%, 10/15/25 ... 2,220 2,229,774
RTX Corp., 5.00%, 02/27/26 ........... 1,595 1,600,792
5,758,928
Automobiles — 2.1%
(b)
BMW US Capital LLC
4.65% , 08/13/26 .................. 1,175 1,176,476
(1-day SOFR + 0.80%), 5.68% , 08/13/26
(a)
2,770 2,784,288
Hyundai Capital America
5.45% , 06/24/26 .................. 2,005 2,022,777
5.25% , 01/08/27 .................. 2,625 2,644,384
(1-day SOFR at 0.00% Floor + 1.03%),
5.87% , 09/24/27
(a)
............... 2,965 2,967,431
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 .................. 3,330 3,344,316
4.90% , 01/09/26 .................. 3,150 3,157,100
4.88% , 07/31/26 .................. 2,840 2,854,901
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.83%), 5.68%, 03/20/26
(a)
. 3,140 3,143,416
24,095,089
Banks — 11.2%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................. 3,245 3,263,976
Bank of America Corp., 3.50%, 04/19/26 .... 6,380 6,282,449
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 .................. 4,800 4,807,531
5.09% , 01/23/27 .................. 3,140 3,165,123
BPCE SA
(b)
5.10% , 01/26/26 .................. 3,140 3,139,276
5.20% , 01/18/27 .................. 2,010 2,027,411
Citibank NA, 4.93%, 08/06/26 .......... 4,420 4,448,467
Citigroup, Inc., (1-day SOFR + 2.84%), 3.11%,
04/08/26
(a)
..................... 2,430 2,408,740
JPMorgan Chase & Co., (1-day SOFR +
1.85%), 2.08%, 04/22/26
(a)
........... 14,370 14,169,527
KeyBank NA, 4.15%, 08/08/25 .......... 2,050 2,035,321
Mitsubishi UFJ Financial Group, Inc.
1.41% , 07/17/25 .................. 6,310 6,164,460
5.72% , 02/20/26
(a)
................. 3,600 3,606,145
Morgan Stanley Bank NA, (1-day SOFR +
0.69%), 5.51%, 10/15/27
(a)
........... 8,770 8,790,873
National Australia Bank Ltd.
5.20% , 05/13/25 .................. 3,140 3,149,490
4.75% , 12/10/25 .................. 2,160 2,165,412
(1-day SOFR + 0.55%), 5.38% , 01/29/26
(a) (b)
5,150 5,161,009
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
..................... 1,230 1,233,868
Nordea Bank Abp
(b)
3.60% , 06/06/25 .................. 4,425 4,397,882
4.75% , 09/22/25 .................. 6,100 6,109,593
5.00% , 03/19/27 .................. 3,150 3,181,201
Societe Generale SA, 4.35%, 06/13/25
(b)
.... 5,000 4,986,071
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 4,800 4,841,063
Sumitomo Mitsui Trust Bank Ltd., 4.45%,
09/10/27
(b)
..................... 2,770 2,751,397
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,563,805
Wells Fargo Bank NA
5.55% , 08/01/25 .................. 3,340 3,359,897
4.81% , 01/15/26 .................. 3,150 3,158,103
Westpac Banking Corp.
1.02% , 11/18/24 .................. 2,395 2,390,541

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.30%), 5.18% , 11/18/24
(a)
USD 8,985 $ 8,987,426
126,746,057
Broadline Retail — 0.5%
eBay, Inc., 5.90%, 11/22/25 ............ 5,500 5,565,321
Capital Markets — 2.5%
Bank of New York Mellon (The), (1-day SOFR +
0.45%), 5.30%, 03/13/26
(a)
........... 2,220 2,221,859
Deutsche Bank AG, 4.16%, 05/13/25 ...... 3,900 3,885,487
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.78%), 5.28% , 03/18/27 . 3,150 3,170,519
(1-day SOFR + 0.77%), 5.62% , 03/18/27 . 3,150 3,154,221
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
.... 1,990 2,023,377
Morgan Stanley, 3.63%, 01/20/27 ........ 9,000 8,831,319
UBS AG, 1.38%, 01/13/25
(b)
........... 4,430 4,398,668
27,685,450
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 .. 2,155 2,176,881
Consumer Finance — 2.7%
American Express Co., (1-day SOFR + 0.75%),
5.58%, 04/23/27
(a)
................ 3,050 3,053,979
American Honda Finance Corp.
(a)
(1-day SOFR at 0.00% Floor + 0.60%),
5.47% , 08/14/25 ................ 3,130 3,137,130
(1-day SOFR + 0.50%), 5.34% , 01/12/26 . 3,010 3,009,408
(1-day SOFR + 0.72%), 5.58% , 10/05/26 . 2,000 2,004,062
John Deere Capital Corp.
3.40% , 06/06/25 .................. 4,310 4,278,006
4.20% , 07/15/27 .................. 1,165 1,158,184
Toyota Motor Credit Corp.
Series B , (1-day SOFR + 0.35%), 5.17% ,
09/17/25
(a) (b)
................... 8,470 8,468,581
(1-day SOFR + 0.45%), 5.28% , 04/10/26
(a)
2,950 2,951,481
5.20% , 05/15/26 .................. 2,975 3,008,340
31,069,171
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 ......... 7,000 6,971,062
Electric Utilities — 1.0%
Florida Power & Light Co., 4.45%, 05/15/26 .. 1,915 1,917,280
NextEra Energy Capital Holdings, Inc.
6.05% , 03/01/25 .................. 915 917,978
5.75% , 09/01/25 .................. 2,905 2,925,811
(1-day SOFR + 0.76%), 5.59% , 01/29/26
(a)
3,130 3,140,301
Wisconsin Public Service Corp., 5.35%,
11/10/25 ...................... 2,720 2,739,151
11,640,521
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75% , 03/30/26 .................. 750 751,522
5.05% , 04/05/27 .................. 2,755 2,783,619
3,535,141
Entertainment — 0.5%
TWDC Enterprises 18 Corp., 2.95%, 06/15/27 6,040 5,811,605
Financial Services — 1.1%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 3,030 3,065,624
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
..................... 8,750 8,999,848
12,065,472
Security
Par (000)
Par (000) Value
Food Products — 1.0%
(b)
Cargill, Inc., 4.88%, 10/10/25 ........... USD 5,185 $ 5,200,673
Nestle Holdings, Inc., 4.00%, 09/12/25 ..... 6,200 6,178,391
11,379,064
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 4.75%, 07/15/26 .. 850 855,030
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., 4.85%, 02/08/27 ........ 3,130 3,150,169
Insurance — 2.5%
(b)
MassMutual Global Funding II, 4.15%, 08/26/25 2,238 2,228,982
New York Life Global Funding
(1-day SOFR + 0.70%), 5.55% , 06/13/25
(a)
3,700 3,711,346
3.60% , 08/05/25 ................... 6,200 6,158,306
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ...................... 6,400 6,381,275
Pacific Life Global Funding II, (1-day SOFR +
0.86%), 5.72%, 06/16/25
(a)
........... 3,515 3,527,637
Principal Life Global Funding II, 4.60%,
08/19/27 ...................... 2,910 2,913,182
Protective Life Global Funding, 4.99%, 01/12/27 3,150 3,170,005
28,090,733
IT Services — 0.2%
Accenture Capital, Inc., 3.90%, 10/04/27 .... 2,015 1,989,892
Machinery — 0.4%
Daimler Truck Finance North America LLC
(b)
5.20% , 01/17/25 .................. 2,545 2,546,368
5.00% , 01/15/27 .................. 2,260 2,271,843
4,818,211
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 4.05%,
04/15/25 ...................... 1,000 996,914
WEC Energy Group, Inc., 5.00%, 09/27/25 .. 2,560 2,562,364
3,559,278
Pharmaceuticals — 1.3%
Bristol-Myers Squibb Co.
4.95% , 02/20/26 .................. 4,495 4,523,669
(1-day SOFR at 0.00% Floor + 0.49%),
5.37% , 02/20/26
(a)
............... 2,055 2,058,363
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25 ...................... 7,600 7,594,825
14,176,857
Specialty Retail — 1.0%
Home Depot, Inc. (The)
4.00% , 09/15/25 .................. 1,910 1,901,606
5.15% , 06/25/26 .................. 2,900 2,935,916
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 4,150 4,140,643
4.80% , 04/01/26 .................. 1,760 1,764,452
10,742,617
Tobacco — 0.4%
Philip Morris International, Inc., 5.13%, 11/15/24 5,000 5,000,189
Total Corporate Bonds — 30 .7%
(Cost: $ 346,326,583 ) .............................. 346,882,738
Foreign Agency Obligations
Australia — 0.5%
NBN Co. Ltd. , 4.00%
,
10/01/27
(b)
......... 5,925 5,823,445

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada — 0.2%
CDP Financial, Inc. , 4.50%
,
02/13/26
(b)
..... USD 2,523 $ 2,523,541
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 8,434,603 ) ............................... 8,346,986
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 .................. 1,485 1,488,592
Other — 0 .2%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(b)(c)(d)
Series 2020-11 , RB , VRDN ( Barclays Bank
plc LOC ), 5.15% , 11/07/24 ......... 1,120 1,120,000
Series 2020-BTMFT-003 , RB ,
VRDN ( Barclays Bank plc LOC ),
5.15% , 11/07/24 ................ 700 700,000
1,820,000
Total Municipal Bonds — 0 .3%
(Cost: $ 3,305,000 ) ............................... 3,308,592
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 .................. 6,220 6,235,489
5.00% , 08/31/25 - 09/30/25 ........... 6,020 6,050,797
4.88% , 11/30/25 .................. 3,080 3,097,445
1.63% , 02/15/26 .................. 2,580 2,495,747
3.75% , 08/31/26 .................. 5,815 5,770,706
3.50% , 09/30/26 .................. 2,930 2,894,291
Total U.S. Treasury Obligations — 2 .3%
(Cost: $ 26,444,094 ) ............................... 26,544,475
Total Long-Term Investments — 38.4%
(Cost: $ 434,129,777 ) .............................. 434,777,982
Short-Term Securities
Certificates of Deposit — 11.7%
Domestic — 1.7%
(a)
Bank of America NA , (1-day SOFR + 0.27%),
5.17% , 02/14/25 .................. 3,000 3,001,007
Citibank NA , (1-day SOFR at 0.00% Floor +
0.34%), 5.16% , 09/19/25 ............. 6,000 6,000,745
HSBC Bank USA NA, New York , (1-day SOFR +
0.30%), 5.11% , 02/20/25 ............. 10,000 10,003,552
19,005,304
Yankee — 10.0%
(e)
Bank of Montreal, Chicago
(1-day SOFR + 0.30%), 5.11% , 02/11/25
(a)
. 5,610 5,612,123
5.50% , 06/11/25 .................. 9,000 9,046,762
Canadian Imperial Bank of Commerce, New
York
(1-day SOFR + 0.35%), 5.16% , 09/23/25
(a)
. 7,500 7,502,168
4.50% , 10/09/25 .................. 5,900 5,898,929
Commonwealth Bank of Australia, New York ,
5.70% , 11/19/24 .................. 3,870 3,871,416
Cooperatieve Rabobank UA, New York ,
5.30% , 03/05/25 .................. 5,500 5,508,933
Credit Agricole Corporate & Investment Bank
SA, New York
5.50% , 06/02/25 .................. 3,840 3,858,023
(1-day SOFR + 0.28%), 5.09% , 06/13/25
(a)
. 8,700 8,700,706
Security
Par (000)
Par (000) Value
Yankee (continued)
(1-day SOFR + 0.29%), 5.10% , 06/20/25
(a)
. USD 5,000 $ 5,000,757
4.40% , 10/07/25 .................. 3,000 2,995,617
Credit Industriel et Commercial, New York ,
5.55% , 04/14/25 .................. 10,070 10,105,531
Lloyds Bank Corporate Markets plc ,
5.10% , 07/25/25 .................. 4,750 4,766,273
Mizuho Bank Ltd., New York , (1-day SOFR +
0.23%), 5.05% , 11/13/24
(a)
............ 3,300 3,300,165
MUFG Bank Ltd., New York , (1-day SOFR +
0.24%), 5.06% , 02/20/25
(a)
........... 10,100 10,102,401
Natixis SA, New York , 5.55% , 05/30/25 ..... 9,000 9,042,166
Royal Bank of Canada, New York ,
4.50% , 10/07/25 .................. 8,840 8,840,228
Svenska Handelsbanken AB, New York , (1-day
SOFR + 0.20%), 5.02% , 04/11/25
(a)
...... 8,420 8,420,418
112,572,616
Total Certificates of Deposit — 11 .7%
(Cost: $ 131,399,896 ) .............................. 131,577,920
Commercial Paper — 40.5%
Alinghi Funding Co. LLC , 4.69%
,
04/16/25
(b) (f)
. 7,260 7,106,618
American Honda Finance Corp.
(f)
5.26% , 11/12/24 .................. 4,750 4,742,259
4.81% , 01/06/25 .................. 4,000 3,964,153
Aquitaine Funding Co. LLC , 4.83%
,
01/15/25
(b) (f)
13,000 12,869,547
Australia & New Zealand Banking Group Ltd.
(b)
(1-day SOFR + 0.26%), 5.07% , 04/22/25
(a)
5,500 5,501,890
5.41% , 06/26/25
(f)
................. 9,000 8,737,292
Banco Santander SA , (1-day SOFR + 0.46%),
5.28%
,
01/07/25
(a) (b)
................ 5,000 5,002,727
Bank of Montreal , (1-day SOFR + 0.38%),
5.28%
,
09/11/25
(a) (b)
................ 10,000 10,003,682
Bay Square Funding LLC
(a)(b)
(1-day SOFR + 0.23%), 5.04% , 12/10/24 . 2,500 2,500,279
(1-day SOFR + 0.27%), 5.08% , 01/08/25 . 4,900 4,901,139
Bell Telephone Co. of Canada
(b)(f)
4.95% , 11/18/24 .................. 5,500 5,486,601
4.93% , 12/09/24 .................. 6,260 6,227,502
BofA Securities, Inc.
(b)(f)
5.54% , 06/06/25 .................. 5,250 5,106,685
5.43% , 06/17/25 .................. 4,000 3,885,616
BPCE SA , 5.36%
,
01/31/25
(b) (f)
........... 3,070 3,033,597
Brookfield Renewable Partners LP
(b)(f)
5.02% , 11/04/24 .................. 2,250 2,248,770
5.14% , 11/05/24 .................. 4,000 3,997,264
5.16% , 11/06/24 .................. 3,000 2,997,536
CDP Financial, Inc.
(b)(f)
5.20% , 02/03/25 .................. 6,940 6,855,524
5.30% , 07/07/25 .................. 6,000 5,816,442
Commonwealth Bank of Australia , (1-day SOFR
+ 0.20%), 5.10%
,
01/21/25
(a) (b)
......... 3,300 3,300,658
Concord Minutemen Capital Co. LLC
(b)
5.35% , 01/27/25 .................. 6,000 6,008,261
(1-day SOFR + 0.29%), 5.10% , 03/10/25
(a)
8,000 8,001,109
CRH America Finance, Inc.
(b)(f)
4.96% , 11/14/24 .................. 12,000 11,977,091
4.93% , 12/09/24 .................. 3,000 2,984,254
DNB Bank ASA , 5.54%
,
12/05/24
(b) (f)
....... 5,390 5,365,760
European Investment Bank , 5.12%
,
04/17/25
(f)
11,750 11,501,824
GTA Funding LLC , 4.82%
,
01/24/25
(b) (f)
..... 4,580 4,529,319
HSBC USA, Inc.
(b)(f)
6.29% , 11/27/24 .................. 1,300 1,295,318
5.55% , 01/21/25 .................. 7,630 7,547,181

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.74% , 02/14/25 .................. USD 3,320 $ 3,273,698
5.83% , 06/06/25 .................. 2,445 2,376,332
ING US Funding LLC
(1-day SOFR + 0.24%), 5.06% , 11/18/24
(a)
3,500 3,500,267
4.50% , 10/07/25
(b) (f)
................ 5,000 4,793,608
J.P. Morgan Securities LLC , (1-day SOFR +
0.23%), 5.05%
,
02/03/25
(a) (b)
.......... 5,500 5,500,169
Komatsu Finance America, Inc. , 4.74%
,
01/16/25
(b) (f)
...................... 11,780 11,663,157
LVMH Moet Hennessy Louis Vuitton SE , 5.44%
,
01/09/25
(b) (f)
...................... 6,880 6,817,793
Macquarie Bank Ltd.
(b)
5.79% , 11/27/24
(f)
................. 3,430 3,417,715
5.31% , 02/18/25
(f)
................. 6,510 6,417,961
(1-day SOFR + 0.40%), 5.22% , 06/24/25
(a)
8,050 8,056,429
Marubeni Finance America LLC , 5.01%
,
11/07/24
(b) (f)
...................... 5,250 5,244,845
Microchip Technology, Inc.
(b)(f)
5.40% , 11/01/24 .................. 2,250 2,249,682
4.96% , 11/07/24 .................. 2,000 1,998,021
4.97% , 11/21/24 .................. 4,800 4,785,902
4.95% , 11/22/24 .................. 4,600 4,585,857
4.97% , 11/26/24 .................. 4,250 4,234,605
4.95% , 12/06/24 .................. 6,000 5,970,072
National Australia Bank Ltd. , (1-day SOFR +
0.25%), 5.06%
,
02/18/25
(a) (b)
.......... 12,000 12,004,521
National Bank of Canada
(b)(f)
5.85% , 11/06/24 .................. 8,040 8,033,531
5.57% , 04/30/25 .................. 8,000 7,817,449
5.54% , 05/23/25 .................. 5,680 5,534,980
Norfina Ltd. , 4.60%
,
03/10/25
(b) (f)
.......... 4,750 4,671,612
NRW Bank , 4.64%
,
03/17/25
(b) (f)
.......... 6,000 5,896,755
Old Line Funding LLC , 4.96%
,
01/15/25
(b) (f)
... 12,070 11,950,307
Paradelle Funding LLC
(b)(f)
5.48% , 06/06/25 .................. 12,530 12,189,615
4.14% , 09/24/25 .................. 6,770 6,498,096
Penske Truck Leasing Co. LP , 4.97%
,
11/18/24
(b) (f)
...................... 5,750 5,735,578
PPG Industries, Inc.
(f)
4.95% , 11/13/24 .................. 5,000 4,991,131
4.91% , 12/16/24 .................. 10,250 10,186,837
Province of Quebec Canada , 4.64%
,
03/04/25
(b) (f)
...................... 5,000 4,922,270
Queensland Treasury Corp. , 4.64%
,
03/18/25
(f)
4,250 4,176,199
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Reckitt Benckiser Treasury Services plc , 4.90%
,
12/18/24
(b) (f)
...................... USD 14,670 $ 14,572,943
Ridgefield Funding Co. LLC , 4.67%
,
03/21/25
(b) (f)
...................... 5,000 4,910,788
Spire, Inc. , 4.95%
,
11/20/24
(b) (f)
........... 4,500 4,487,775
Sumitomo Mitsui Trust Bank Ltd. , 5.09%
,
12/13/24
(b) (f)
...................... 8,000 7,955,046
Swedbank AB , (1-day SOFR + 0.34%), 5.16%
,
10/01/25
(a) (b)
..................... 5,800 5,799,776
Telstra Group Ltd.
(b)(f)
5.59% , 11/06/24 .................. 11,960 11,950,281
5.58% , 12/17/24 .................. 9,180 9,123,183
Toyota Industries Commercial Finance, Inc. ,
4.56%
,
03/19/25
(b) (f)
................ 3,500 3,437,737
United Overseas Bank Ltd. , (1-day SOFR +
0.20%), 5.02%
,
01/22/25
(a) (b)
.......... 3,000 3,000,467
Volkswagen Financial Services
(b)(f)
5.08% , 11/18/24 .................. 7,570 7,551,467
5.01% , 11/21/24 .................. 2,000 1,994,299
4.98% , 11/26/24 .................. 3,420 3,407,966
4.92% , 01/06/25 .................. 4,200 4,162,438
Volvo Treasury North America LP , 5.41%
,
11/15/24
(b) (f)
...................... 1,750 1,746,423
Western Union Co. (The) , 5.00%
,
11/01/24
(b) (f)
. 4,000 3,999,447
Westpac Banking Corp. , 5.71%
,
11/07/24
(b) (f)
. 6,870 6,863,580
Total Commercial Paper — 40 .5%
(Cost: $ 457,688,135 ) .............................. 457,954,508
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.75%
(g) (h)
.................. 216,637 216,637
Total Money Market Funds — 0.0%
(Cost: $ 216,637 ) ................................. 216,637
Total Repurchase Agreements — 9 .1%
(Cost: $ 103,000,000 ) .............................. 103,000,000
Total Short-Term Securities — 61.3%
(Cost: $ 692,304,668 ) .............................. 692,749,065
Total Investments — 99 .7%
(Cost: $ 1,126,434,445 ) ............................ 1,127,527,047
Other Assets Less Liabilities — 0.3% .................... 3,134,885
Net Assets — 100.0% ...............................
$ 1,130,661,932
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Short Obligations Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ — $ 216,637
(a)
$ — $ — $ — $ 216,637 216,637 $ 3,601 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Short Obligations Fund

Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .15%
(a)
10/31/24 12/06/24 $ 12,250 $ 12,250,000 $ 12,313,087
Corporate/Debt
Obligations, 0.00% to
7.36%, due 02/12/35 to
11/25/56 ......... $ 383,270,047 $ 13,107,500
5 .33
(a)
10/31/24 02/04/25 2,000 2,000,000 2,028,427
Corporate/Debt
Obligation, 5.60%, due
12/01/39 ......... 4,356,000 2,300,468
– –
$ 14,250,000 $ 15,407,968
– –
BNP Paribas SA .... 5 .18
(a)
10/31/24 02/04/25 8,250 8,250,000 8,363,960
Corporate/Debt
Obligations, 4.38% to
12.75%, due 01/13/28
to 01/15/83 ....... 9,960,123 9,228,998
– –
Citigroup Global Markets,
Inc. ........... 5 .12
(a)
10/31/24 01/02/25 16,000 16,000,000 16,143,360
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.01% to
5.50%, due 05/25/26 to
04/25/57 ......... 703,404,482 17,247,789
5 .14
(a)
10/31/24 02/01/25 6,000 6,000,000 6,079,670
Corporate/Debt
Obligations, 0.18% to
6.35%, due 03/15/39 to
05/25/54 ......... 851,896,138 6,420,000
– –
$ 22,000,000 $ 23,667,789
– –
Deutsche Bank
Securities, Inc. ... 5 .28
(a)
10/31/24 01/05/25 3,500 3,500,000 3,533,880
Corporate/Debt
Obligations, 0.00% to
8.50%, due 01/31/27 to
01/15/49 ......... 98,176,954 4,213,072
– –
Goldman Sachs & Co.
LLC ........... 5 .33
(a)
10/31/24 06/04/25 20,000 20,000,000 20,639,600
Corporate/Debt
Obligations, 0.00% to
12.97%, due 02/18/26
to 05/15/69 ....... 910,847,064 21,549,325
– –
Mizuho Securities USA
LLC ........... 5 .28
(a)
10/31/24 12/06/24 3,500 3,500,000 3,518,480
Corporate/Debt
Obligation, 3.86%, due
12/05/49 ......... 4,246,000 3,745,765
5 .38
(a)
10/31/24 01/31/25 19,000 19,000,000 19,261,229
Corporate/Debt
Obligation, 5.60%, due
05/15/31 ......... 19,858,000 20,330,340
– –
$ 22,500,000 $ 24,076,105
– –
Wells Fargo Securities
LLC ........... 5 .23
(a)
10/31/24 02/09/25 12,500 12,500,000 12,683,413
Corporate/Debt
Obligations, 0.00%, due
11/14/24 to 01/06/25 . 13,162,639 13,125,000
– –
$ 103,000,000 $ 111,268,257
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 49,695,191 $ — $ 49,695,191
Corporate Bonds ........................................ — 346,882,738 — 346,882,738
Foreign Agency Obligations ................................. — 8,346,986 — 8,346,986
Municipal Bonds ......................................... — 3,308,592 — 3,308,592
U.S. Treasury Obligations ................................... — 26,544,475 — 26,544,475
Short-Term Securities
Certificates of Deposit ..................................... — 131,577,920 — 131,577,920
Commercial Paper ....................................... — 457,954,508 — 457,954,508
Money Market Funds ...................................... 216,637 — — 216,637
Repurchase Agreements ................................... — 103,000,000 — 103,000,000
$ 216,637 $ 1,127,310,410 $ — $ 1,127,527,047
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes